UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 4/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2009 (Unaudited)

DWS Target 2011 Fund

	Shares	Value ($)

Common Stocks 10.6%
Consumer Discretionary 1.0%
Auto Components 0.1%
TRW Automotive Holdings Corp.*	1,800	15,516
WABCO Holdings, Inc.	1,451	23,201

		38,717
Hotels Restaurants & Leisure 0.2%
McDonald's Corp.	1,696	90,380
Yum! Brands, Inc.	900	30,015

		120,395
Household Durables 0.1%
D.R. Horton, Inc.	1,200	15,660

Garmin Ltd.	1,200	30,228

		45,888
Internet & Catalog Retail 0.1%
Amazon.com, Inc.*	400	32,208
Liberty Media Corp. - Interactive "A"*	4,100	21,730

		53,938
Media 0.4%
CBS Corp. "B"	2,100	14,784
Comcast Corp. "A"	5,700	88,122
Time Warner Cable, Inc.	2,152	69,359
Time Warner, Inc.	2,200	48,026

		220,291
Multiline Retail 0.0%
Macy's, Inc.	300	4,104
Specialty Retail 0.1%
Barnes & Noble, Inc.	100	2,612
Ross Stores, Inc.	1,300	49,322
TJX Companies, Inc.	100	2,797

		54,731
Textiles, Apparel & Luxury Goods 0.0%
Jones Apparel Group, Inc.	2,500	23,100
Consumer Staples 1.3%
Food & Staples Retailing 0.5%
Safeway, Inc.	1,200	23,700
Sysco Corp.	2,373	55,362
Wal-Mart Stores, Inc.	3,303	166,471

		245,533
Food Products 0.3%
Archer-Daniels-Midland Co.	4,000	98,480
Bunge Ltd.	1,400	67,214

		165,694
Household Products 0.2%
Colgate-Palmolive Co.	1,100	64,900
Kimberly-Clark Corp.	700	34,398
Procter & Gamble Co.	305	15,079

		114,377
Personal Products 0.0%
Herbalife Ltd.	800	15,856
Tobacco 0.3%
Altria Group, Inc.	1,863	30,423
Lorillard, Inc.	1,500	94,695
Philip Morris International, Inc.	800	28,960

		154,078
Energy 1.2%
Energy Equipment & Services 0.2%
Cameron International Corp.*	900	23,022
Diamond Offshore Drilling, Inc.	1,000	72,410
Key Energy Services, Inc.*	1,600	7,024
Rowan Companies, Inc.	1,400	21,854
Tidewater, Inc.	400	17,300

		141,610
Oil, Gas & Consumable Fuels 1.0%
Alpha Natural Resources, Inc.*	600	12,288

Chevron Corp.	1,600	105,760
ConocoPhillips	1,700	69,700
ExxonMobil Corp.	3,702	246,812
Murphy Oil Corp.	2,000	95,420
Occidental Petroleum Corp.	281	15,818
W&T Offshore, Inc.	400	3,712

		549,510
Financials 1.1%
Capital Markets 0.1%
Bank of New York Mellon Corp.	300	7,644
BlackRock, Inc.	100	14,652
The Goldman Sachs Group, Inc.	400	51,400

		73,696
Commercial Banks 0.2%
Comerica, Inc.	2,000	41,960
KeyCorp	3,100	19,065
Marshall & Ilsley Corp.	3,500	20,230
Popular, Inc.	17,500	50,050

		131,305
Consumer Finance 0.0%
AmeriCredit Corp.*	1,200	12,204
Diversified Financial Services 0.4%
Bank of America Corp.	8,700	77,691
Citigroup, Inc.	6,300	19,215
JPMorgan Chase & Co.	4,100	135,300

		232,206
Insurance 0.2%
Allied World Assurance Co. Holdings Ltd.	1,500	55,710
CNA Financial Corp.	700	8,379
Hartford Financial Services Group, Inc.	300	3,441
Old Republic International Corp.	1,700	15,929

		83,459
Real Estate Investment Trusts 0.2%
AMB Property Corp. (REIT)	200	3,818
AvalonBay Communities, Inc. (REIT)	138	7,840
Equity Residential (REIT)	500	11,445
HCP, Inc. (REIT)	400	8,780
Host Hotels & Resorts, Inc. (REIT)	1,200	9,228
Public Storage (REIT)	300	20,058
Simon Property Group, Inc. (REIT)	309	15,944
The Macerich Co. (REIT)	100	1,753
Vornado Realty Trust (REIT)	101	4,938

		83,804
Health Care 1.5%
Biotechnology 0.2%
Amgen, Inc.*	1,000	48,470
Gilead Sciences, Inc.*	1,500	68,700

		117,170
Health Care Providers & Services 0.5%
Aetna, Inc.	1,888	41,555
Coventry Health Care, Inc.*	1,700	27,047
Express Scripts, Inc.*	1,192	76,252

McKesson Corp.	1,800	66,600
UnitedHealth Group, Inc.	200	4,704
Universal Health Services, Inc. "B"	600	30,240

		246,398
Life Sciences Tools & Services 0.0%
Waters Corp.*	200	8,834
Pharmaceuticals 0.8%
Abbott Laboratories	2,500	104,625
Eli Lilly & Co.	3,293	108,406
Johnson & Johnson	1,300	68,068
Merck & Co., Inc.	1,237	29,985
Pfizer, Inc.	9,436	126,065
Watson Pharmaceuticals, Inc.*	400	12,376

		449,525
Industrials 1.3%
Aerospace & Defense 0.6%
General Dynamics Corp.	1,400	72,338
Lockheed Martin Corp.	1,300	102,089
Northrop Grumman Corp.	2,000	96,700
Raytheon Co.	600	27,138
United Technologies Corp.	500	24,420

		322,685
Air Freight & Logistics 0.1%
United Parcel Service, Inc. "B"	900	47,106
Commercial Services & Supplies 0.1%
R.R. Donnelley & Sons Co.	2,900	33,785
The Brink's Co.	1,195	33,878

		67,663
Construction & Engineering 0.1%
Fluor Corp.	700	26,509
Jacobs Engineering Group, Inc.*	200	7,608

		34,117
Machinery 0.2%
AGCO Corp.*	500	12,150
Flowserve Corp.	439	29,808
Oshkosh Corp.	1,000	9,600
Timken Co.	3,200	51,456

		103,014
Professional Services 0.2%
Manpower, Inc.	2,100	90,489
Road & Rail 0.0%
Ryder System, Inc.	984	27,247
Information Technology 1.9%
Communications Equipment 0.4%
Cisco Systems, Inc.*	4,300	83,076
QUALCOMM, Inc.	2,900	122,728

		205,804
Computers & Peripherals 0.5%
Apple, Inc.*	891	112,114
International Business Machines Corp.	1,600	165,136
Western Digital Corp.*	1,007	23,685

		300,935

Electronic Equipment, Instruments & Components 0.3%
Arrow Electronics, Inc.*	1,200	27,288
Avnet, Inc.*	3,200	70,048
Jabil Circuit, Inc.	461	3,734
Vishay Intertechnology, Inc.*	8,400	49,308

		150,378
Internet Software & Services 0.1%
Google, Inc. "A"*	55	21,779
Sohu.com, Inc.*	400	20,860
VeriSign, Inc.*	1,500	30,870

		73,509
IT Services 0.2%
Automatic Data Processing, Inc.	900	31,680
Broadridge Financial Solutions, Inc.	2,700	52,245
SAIC, Inc.*	1,100	19,910

		103,835
Software 0.4%
Microsoft Corp.	9,847	199,500
Symantec Corp.*	880	15,180

		214,680
Materials 0.4%
Chemicals 0.3%
Ashland, Inc.	2,900	63,684
CF Industries Holdings, Inc.	900	64,845
Dow Chemical Co.	3,700	59,200
Terra Industries, Inc.	314	8,321

		196,050
Metals & Mining 0.1%
Cliffs Natural Resources, Inc.	1,100	25,366
United States Steel Corp.	300	7,965

		33,331
Paper & Forest Products 0.0%
International Paper Co.	1,300	16,458
Telecommunication Services 0.5%
Diversified Telecommunication Services 0.4%
AT&T, Inc.	3,212	82,291
Verizon Communications, Inc.	4,202	127,489

		209,780
Wireless Telecommunication Services 0.1%
United States Cellular Corp.*	1,600	54,400
Utilities 0.4%
Electric Utilities 0.2%
American Electric Power Co., Inc.	900	23,742
Duke Energy Corp.	2,300	31,763
Edison International	1,885	53,741
FirstEnergy Corp.	200	8,180

		117,426
Gas Utilities 0.0%
UGI Corp.	900	20,646
Independent Power Producers & Energy Traders 0.1%
AES Corp.*	1,100	7,777

Mirant Corp.*	1,800	22,914

		30,691
Multi-Utilities 0.1%
Consolidated Edison, Inc.	800	29,704
Dominion Resources, Inc.	400	12,064
DTE Energy Co.	400	11,828
PG&E Corp.	100	3,712
Sempra Energy	200	9,204

		66,512
Water Utilities 0.0%
American Water Works Co., Inc.	300	5,400

Total Common Stocks (Cost $5,817,624)		5,878,579
	Principal Amount ($)	Value ($)

Government & Agency Obligation 88.3%
US Treasury Obligation
US Treasury STRIPS, 6.051% **, 8/15/2011 (a) (Cost $43,972,914)	50,422,000	49,245,655
	Shares	Value ($)

Securities Lending Collateral 16.0%
Daily Assets Fund Institutional, 0.66% (b) (c) (Cost $8,932,500)	8,932,500	8,932,500
Cash Equivalents 0.9%
Cash Management QP Trust, 0.46% (b) (Cost $521,712)	521,712	521,712
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $59,244,750) †	115.8	64,578,446
Other Assets and Liabilities, Net	(15.8)	(8,817,405)

Net Assets	100.0	55,761,041

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $59,403,564. At April 30, 2009, net unrealized appreciation for all securities based on tax cost was $5,174,882. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,913,851 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $738,969.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at April 30, 2009 amounted to $8,790,030 which is 15.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's investments.

Valuation Inputs	Investments in Securities
Level 1	$ 14,811,079
Level 2	49,767,367
Level 3	-
Total	$ 64,578,446

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2011 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2011 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 19, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        June 19, 2009